Average Annual Total Returns - PGIM QMA Long-Short Equity Fund	A One Year	A Five Years	A Ten Years	A SinceInception	A InceptionDate	C One Year	C Five Years	C Ten Years	C SinceInception	C InceptionDate	Z One Year	Z Five Years	Z Ten Years	Z SinceInception	Z InceptionDate	Z Return After Taxes on Distributions One Year	Z Return After Taxes on Distributions Five Years	Z Return After Taxes on Distributions Ten Years	Z Return After Taxes on Distributions SinceInception	Z Return After Taxes on Distributions InceptionDate	Z Return After Taxes on Distributions and Sale of Fund Shares One Year	Z Return After Taxes on Distributions and Sale of Fund Shares Five Years	Z Return After Taxes on Distributions and Sale of Fund Shares Ten Years	Z Return After Taxes on Distributions and Sale of Fund Shares SinceInception	Z Return After Taxes on Distributions and Sale of Fund Shares InceptionDate	R6 One Year	R6 Five Years	R6 Ten Years	R6 SinceInception	R6 InceptionDate	S&P 500 Index One Year	S&P 500 Index Five Years	S&P 500 Index Ten Years	S&P 500 Index SinceInception		Customized Blend Index One Year	Customized Blend Index Five Years	Customized Blend Index Ten Years	Customized Blend Index SinceInception
Total	(28.41%)	(3.29%)		(0.82%)	May 29, 2014	(25.54%)	(2.29%)		(0.71%)	May 29, 2014	(24.05%)	(1.95%)		0.29%	May 29, 2014	(24.68%)	(2.53%)		(0.20%)	May 29, 2014	(13.84%)	(1.40%)		0.28%	May 29, 2014	(23.99%)			(5.10%)	May 25, 2017	18.40%	15.21%		12.94%	[1]	10.01%	8.28%		7.03%	[1]

[1]	Since Inception returns for the Index are measured from the closest month-end to the inception date for Class A shares, Class C shares and Class Z shares.